Investments (Tables)	12 Months Ended
Mar. 31, 2023
Investments [Abstract]
Schedule of company’s investment in unconsolidated entity
	March 31, 2023	March 31, 2022

Palpito	$169,148	$168,509
Total investment	$169,148	$168,509

Schedule of financial information of unconsolidated entity
	March 31, 2023	March 31, 2022

Current assets	$1,724,166	$659,862
Noncurrent assets	457,148	540,393
Current liabilities	1,252,473	75,957
Noncurrent liabilities	505,971	703,025
	For the Fiscal Years Ended March 31,
	2023	2022	2021

Net sales	$1,993,678	$2,404,172	$148,252
Gross profit	641,860	328,249	7,315
Income (loss) from operations	12,953	(355,711)	(72,682)
Net income (loss)	36,384	(364,569)	(73,106)